Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Carrying and Fair Value of Financial Instrument

The following table summarizes the carrying and fair value of the Company’s financial instruments:

	December 31, 2018	December 31, 2017
Cash and cash equivalents	$11,920	$7,091
Trade receivables	$11,292	$11,259
Other financial assets	$11,659	$2,491
Other financial liabilities	$57,198	$56,718

Summary of Interest Income and Expense

The following table summarizes interest income and expense for the years ended December 31:

	2018	2017
Interest income earned on cash and cash equivalents	$ 311	$—
Interest expense from other financial liabilities	$2,718	$2,695

Summary of Net Foreign Exchange Gain or Loss Directing Impacting Net Income (Loss)

At December 31, 2018, the Canadian/U.S. foreign exchange rate was CA$1.00 = US$0.7336 (2017 – US$0.7966). Assuming that all other variables remain constant, an increase of $0.10 in the Canadian dollar would have the following impact on the ending balances of certain consolidated statements of financial position items at December 31, 2018 and December 31, 2017 with the net foreign exchange gain or loss directly impacting net income (loss) for the years.

	December 31, 2018	December 31, 2017
Financial assets
Cash and cash equivalents	$839	$287
Trade receivables	328	349
JV Note receivable	1,335
Financial liabilities
Trade payables and accrued liabilities	(373)	(371)
Loan payable	(193)	(232)

Net foreign exchange gain (loss)	$1,936	$33

Summary of Contractual Maturities of Financial Liabilities

Liquidity risk is the risk that the Company will not be able to meet its obligations as they fall due. The following are the contractual maturities of financial liabilities as at December 31, 2018:

Financial liabilities	Total	1 year	2-3 years	4-5 years	More than 5 years
Long-term debt	$38,588	$3,698	$34,296	$594	$—
Line of credit	2,000	2,000	—	—	—
Trade payables	14,601	14,601	—	—	—
Accrued liabilities	3,509	3,509	—	—	—
Obligation under capital lease	180	78	92	10	—
Other liabilities	1,050	—	1,050	—	—

Total	$59,928	$23,886	$35,438	$604	$—